FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Total financial assets	₽ 131,564	₽ 115,222
Total current financial assets	(120,719)	(61,333)
Total non-current financial assets	10,845	53,889
Total financial liabilities	356,070	332,630
Total current financial liabilities	(115,926)	(92,743)
Total non-current financial liabilities	240,144	239,887
Fair value through profit or loss
Financial instruments
Total financial liabilities	2,814	2,385
Fair value through other comprehensive income
Financial instruments
Total financial liabilities	274	531
Trade and other payables
Financial instruments
Total financial liabilities	47,314	41,473
Accounts payable, related parties
Financial instruments
Total financial liabilities	1,102	1,014
Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	304,566	287,227
Loans and borrowings:
Financial instruments
Total financial liabilities	303,570	284,320
Notes
Financial instruments
Total financial liabilities	108,776	78,186
Bank and other loans
Financial instruments
Total financial liabilities	182,937	195,088
Finance lease obligations
Financial instruments
Total financial liabilities	11,857	11,046
Guarantee payment received
Financial instruments
Total financial liabilities	996	2,907
Other financial liabilities at fair value:
Financial instruments
Total financial liabilities	3,088	2,916
Deliverable currency forward not designated as hedge | Fair value through profit or loss
Financial instruments
Total financial liabilities		142
Liabilities under option agreement | Fair value through profit or loss
Financial instruments
Total financial liabilities	2,424	2,243
Interest rate swap derivative instruments | Fair value through profit or loss
Financial instruments
Total financial liabilities	390
Interest rate swap derivative instruments | Fair value through other comprehensive income
Financial instruments
Total financial liabilities		531
Cross-currency interest rate swap | Fair value through other comprehensive income
Financial instruments
Total financial liabilities	274
Trade and other receivables
Financial instruments
Total financial assets	28,017	29,805
Accounts receivable, related parties
Financial instruments
Total financial assets	11,360	8,094
Cash and Cash equivalents
Financial instruments
Total financial assets	30,586	18,470
Other financial assets:
Financial instruments
Total financial assets	61,601	58,853
Loans and receivables
Financial instruments
Total financial assets	43,541	41,435
Bank deposits
Financial instruments
Total financial assets	27,836	30,906
Loans and receivables
Financial instruments
Total financial assets	5,415	8,221
Notes
Financial instruments
Total financial assets	8,480	804
Other
Financial instruments
Total financial assets	1,810	1,504
Financial assets at fair value through profit or loss
Financial instruments
Total financial assets	9,600	3,721
Financial assets at fair value through profit or loss | Assets in Sistema-Capital trust management
Financial instruments
Total financial assets	9,600	3,721
Fair value through other comprehensive income
Financial instruments
Total financial assets	8,460	13,697
Fair value through other comprehensive income | Notes
Financial instruments
Total financial assets	57	65
Fair value through other comprehensive income | Cross-currency swap designated as cash flow hedge
Financial instruments
Total financial assets	₽ 8,403	₽ 13,632